Intangible assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	€ 9,219	€ 10,960
Intangible assets and goodwill at end of period	8,805	9,219
Digital Health
Changes in intangible assets and goodwill
Disposals and retirements	(141)
Goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	5,248	5,724
Intangible assets and goodwill at end of period	5,452	5,248
Intangible assets other than goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	3,971	5,236
Intangible assets and goodwill at end of period	3,353	3,971
Gross Carrying Amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	15,294	16,014
Translation differences	347	(1,018)
Additions	277	40
Acquisitions through business combinations	32	331
Disposals and retirements	(166)	(73)
Intangible assets and goodwill at end of period	15,784	15,294
Gross Carrying Amount | Goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	6,297	6,632
Translation differences	172	(497)
Acquisitions through business combinations	32	162
Disposals and retirements	(141)
Intangible assets and goodwill at end of period	6,360	6,297
Gross Carrying Amount | Intangible assets other than goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	8,997	9,382
Translation differences	175	(521)
Additions	277	40
Acquisitions through business combinations		169
Disposals and retirements	(25)	(73)
Intangible assets and goodwill at end of period	9,424	8,997
Accumulated depreciation, amortization and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(6,075)	(5,054)
Translation differences	(80)	131
Impairment charges	(16)	(174)
Disposals and retirements	156	72
Amortisation	(964)	(1,050)
Intangible assets and goodwill at end of period	(6,979)	(6,075)
Accumulated depreciation, amortization and impairment | Goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(1,049)	(908)
Impairment charges		(141)
Disposals and retirements	141
Intangible assets and goodwill at end of period	(908)	(1,049)
Accumulated depreciation, amortization and impairment | Intangible assets other than goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(5,026)	(4,146)
Translation differences	(80)	131
Impairment charges	(16)	(33)
Disposals and retirements	15	72
Amortisation	(964)	(1,050)
Intangible assets and goodwill at end of period	€ (6,071)	€ (5,026)